Revenue from contracts with customers and trade receivables (Details 8) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Advance from customers	₨ 1,341	₨ 981
Contract liabilities	₨ 1,341	₨ 981